UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

CATALYST FUNDS

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road	Willow Grove, PA 19090-1904
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end:   06/30/2010

Date of reporting period: 09/30/2009

Item 1.

Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

COMMON STOCK - (88.24%)	Shares	Value

Biotechnology - (0.74%)
Martek Biosciences Corp. *	6,700	$ 151,353

Building Materials - (4.78%)
Comfort Systems USA, Inc.	84,665	981,267

Commercial Services - (7.36%)
Hackett Group, Inc. *	62,352	180,821
Jackson Hewitt Tax Service, Inc.	209,473	1,068,312
PRG-Schultz International, Inc. *	46,664	261,318
		1,510,451

Cosmetics & Personal Care - (1.69%)
Bare Escentuals, Inc. *	29,224	347,473

Electrical Components & Equipment - (2.91%)
Graham Corp.	38,400	597,120

Electronics - (0.60%)
Orbotech Ltd. *	13,100	123,861

Energy - Alternate Sources - (0.62%)
GT Solar International, Inc. *	22,018	127,925

Healthcare Products & Services - (1.35%)
Orthofix International NV *	5,400	158,706
PSS World Medical, Inc. *	5,400	117,882
		276,588

Iron & Steel - (0.90%)
Mesabi Trust	18,265	185,390

Machinery - Diversified - (1.65%)
Chart Industries, Inc. *	15,690	338,747

Miscellaneous Manufacturing - (2.36%)
Hexcel Corp. *	42,400	485,056

COMMON STOCK - (88.24%) (continued)	Shares	Value

Office Furnishings - (0.97%)
Herman Miller, Inc.	11,723	$ 198,236

Oil & Gas - (10.00%)
Mitcham Industries, Inc. *	18,872	117,006
Newfield Exploration Co. *	11,250	478,800
Tesco Corp. *	35,650	284,487
VAALCO Energy, Inc. *	125,228	576,049
XTO Energy, Inc.	14,403	595,132
		2,051,474

Pharmaceuticals - (14.69%)
BioScrip, Inc. *	112,500	760,500
Catalyst Health Solutions, Inc. *	17,889	521,464
China Sky One Medical, Inc. *	16,621	219,231
QLT, Inc. - PFIC *	81,268	300,692
Questcor Pharmaceuticals, Inc. *	219,644	1,212,435
		3,014,322

Real Estate Investment Trusts - (5.62%)
General Growth Properties, Inc. *	237,600	1,152,360

Savings & Loans - (1.47%)
Washington Mutual, Inc. *	1,229,865	301,317

Semiconductors - (3.75%)
ATMI, Inc. *	20,800	377,520
AXT, Inc. *	59,000	113,280
O2Micro International Ltd. - ADR *	53,200	279,300
		770,100

Software - (18.51%)
Bottomline Technologies, Inc. *	38,500	496,650
DivX, Inc. *	108,244	591,012
Ebix, Inc. *	29,134	1,612,858
Phase Forward, Inc. *	22,100	310,284
Versant Corp. *	43,964	786,956
		3,797,760

COMMON STOCK - (88.24%) (continued)	Shares	Value

Telecommunications - (7.49%)
Globecomm Systems, Inc. *	24,000	$ 174,480
Sierra Wireless, Inc. *	33,957	338,891
Virgin Mobile USA, Inc. *	204,740	1,023,700
		1,537,071

Transportation - (0.78%)
Pacer International, Inc.	41,568	160,453

TOTAL COMMON STOCK (Cost $15,985,639)		18,108,324

PREFERRED STOCK - (1.83%)

Banks - (0.20%)
Bank of America Corp. Series MER	1,720	$ 40,712

Savings & Loans - (1.63%)
Washington Mutual Capital Trust 2001 **	23,140	180,492
Washington Mutual, Inc. Series R **	5,100	153,765
		334,257

TOTAL PREFERRED STOCK (Cost $289,585)		374,969

SHORT-TERM INVESTMENTS - (13.06%)
Fidelity Institutional Money Market Fund Class I, 0.46% ***	2,680,600	2,680,600
TOTAL SHORT-TERM INVESTMENTS - (Cost $2,680,600)		2,680,600

TOTAL INVESTMENTS (Cost $18,955,824) - 103.13%		$ 21,163,893

LIABILITIES IN EXCESS OF OTHER ASSETS , NET - (3.13%)		(642,151)

NET ASSETS - 100.00%		$ 20,521,742

* Non-income producing security.
** Represents issuer in default on preferred dividend payments; non-income producing security.
*** Rate shown represents the rate at September 30, 2009, is subject to change and resets daily.
ADR American Depositary Receipt.
PFIC Passive Foreign Investment Company.

As of September 30, 2009, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage

Canada	4.50%
Cayman Islands	1.36%
China	1.07%
Israel	0.61%
Netherlands	0.77%
United States	81.76%
Total Equity Holdings	90.07%
	Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2009.

The accompanying notes are an integral part of these schedules of investments.

	CATALYST FUNDS
	HIGH INCOME FUND
	SCHEDULE OF INVESTMENTS

	September 30, 2009 (Unaudited)

	CONVERTIBLE CORPORATE BONDS - (18.56%)	Principal	Value

	Commercial Services - (0.79%)
	Live Nation, Inc., 2.875%, 07/15/2027	$ 485,000	$ 346,169

	Electrical Components & Equipment - (3.19%)
	Energy Conversion Devices, Inc., 3.00%, 06/15/2013	828,000	607,545
	JA Solar Holdings Co., 4.50%, 05/15/2013	1,060,000	785,725
			1,393,270
	Healthcare - Products & Services- (6.33%)
	Affymetrix, Inc., 3.50%, 01/15/2038	1,971,000	1,586,655
	Nektar Therapeutics, 3.25%, 09/28/2012	1,297,000	1,177,028
			2,763,683
	Real Estate Investment Trust - (2.48%)
	Hospitality Properties Trust, 3.80%, 03/15/2027	1,143,000	1,085,850

	Semiconductors - (3.43%)
	Advanced Micro Devices, Inc., 6.00%, 05/01/2015	1,999,000	1,496,751

	Telecommunications - (2.34%)
	ADC Telecommunications, Inc., 1.5925%, 06/15/2013 *	1,290,000	1,022,325

	TOTAL CONVERTIBLE CORPORATE BONDS (Cost $6,442,421)		8,108,048

	CORPORATE BONDS - (73.21%)

	Building Materials - (0.89%)
	US Concrete, Inc., 8.375%, 04/01/2014	598,000	388,700

	Commercial Services - (2.62%)
	H&E Equipment Services, Inc., 8.375%, 07/15/2016	1,253,000	1,146,495

	Computers (2.66%)
	Unisys Corp., 12.50%, 01/15/2016	1,343,000	1,161,695

	Diversified Finanicial Services - (19.17%)
	CIT Group, Inc., 4.75%, 12/15/2010	2,793,000	1,929,466
	Ford Motor Credit Co. LLC, 7.00%, 10/01/2013	1,826,000	1,713,909
	GMAC LLC, 7.25%, 03/02/2011	1,544,000	1,483,872
	Icahn Enterprises Finance Corp., 7.125%, 02/15/2013	1,606,000	1,545,775
	International Lease Finance Corp., 5.625%, 09/20/2013	2,234,000	1,702,060
			8,375,082
	Electronics - (0.71%)
	Stoneridge, Inc., 11.50%, 05/01/2012	335,000	310,713

	Energy - Alternate Sources - (0.69%)
	Aventine Renewable Energy Holdings, Inc., 10.00%, 04/01/2017 **	561,000	302,940

	Holding Companies - Diversified - (3.51%)
	Capmark Financial Group, Inc., 7.875%, 05/10/2012	6,503,000	1,533,459

	Home Builders - (3.10%)
	K Hovnanian Enterprises, Inc., 11.50%, 05/01/2013	1,199,000	1,264,945
	M/I Homes, Inc., 6.875%, 04/01/2012	95,000	87,875
			1,352,820
	Leisure Time - (2.74%)
	Royal Caribbean Cruises Ltd., 7.00%, 06/15/2013	1,256,000	1,196,340

	Lodging - (10.14%)
	Gaylord Entertainment Co., 8.00%, 11/15/2013	771,000	790,275
	MGM Mirage, 6.625%, 07/15/2015	241,000	186,173
	MGM Mirage, 7.625%, 01/15/2017	2,111,000	1,646,580
	Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 **	1,072,000	128,640
	Wynn Las Vegas LLC, 6.625%, 12/01/2014	1,759,000	1,675,447
			4,427,115

	CORPORATE BONDS - (73.21%) (continued)	Principal	Value

	Miscellaneous Manufacturing - (2.25%)
	American Railcar Industries, Inc., 7.50%, 03/01/2014	$ 1,058,000	$ 983,940

	Oil & Gas - (6.05%)
	Brigham Exploration Co., 9.625%, 05/01/2014	1,341,000	1,186,785
	Callon Petroleum Co., 9.75%, 12/08/2010	31,000	12,090
	Clayton Williams Energy, Inc., 7.75%, 08/01/2013	328,000	282,080
	Dune Energy, Inc., 10.50%, 06/01/2012	2,071,000	1,159,760
			2,640,715
	Real Estate Investment Trust - (4.22%)
	iStar Financial, Inc., 0.65875%, 03/09/2010 ***	2,003,000	1,842,760

	Semiconductors - (1.85%)
	Amkor Technology, Inc., 9.25%, 06/01/2016	785,000	808,550

	Transportation - (2.06%)
	PHI, Inc., 7.125%, 04/15/2013	960,000	901,200

	Telecommunications - (10.55%)
	Cricket Communications, Inc., 9.375%, 11/01/2014	1,158,000	1,175,370
	Level 3 Financing, Inc., 9.25%, 11/01/2014	1,254,000	1,105,087
	MetroPCS Wireless, Inc., 9.25%, 11/01/2014	1,090,000	1,114,525
	Sprint Capital Corp., 8.75%, 03/15/2032	1,283,000	1,212,435
			4,607,417

	TOTAL CORPORATE BONDS (Cost $30,772,609)		31,979,941

	SHORT-TERM INVESTMENTS - (7.83%)	Shares	Value

	Fidelity Institutional Money Market Fund Class I, 0.46% ****	3,421,432	$ 3,421,432
	TOTAL SHORT-TERM INVESTMENTS - (Cost $3,421,432)		3,421,432

	TOTAL INVESTMENTS (Cost $40,636,462) - 99.60%		$ 43,509,421

	OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.40%		173,578

	NET ASSETS - 100.00%		$ 43,682,999

*	Rate shown represents the rate at September 30, 2009, is subject to change and resets semi-annually.
**	Represents issuer in default on interest payment; non-income producing security.
***	Rate shown represents the rate at September 30, 2009, is subject to change and resets quarterly.
****	Rate shown represents the rate at September 30, 2009, is subject to change and resets daily.

The accompanying notes are an integral part of this schedule of investments.

CATALYST FUNDS
TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

COMMON STOCK - (31.36%)		Shares	Value

	Banks - (2.24%)
	Banco Santander SA - ADR	5,300	$ 85,595
	Bank of America Corp.	3,700	62,604
			148,199
	Diversified Financial Services - (5.47%)
	AllianceBernstein Holding LP	4,900	133,672
	Blackstone Group LP	6,180	87,756
	Citigroup, Inc.	13,800	66,792
	Fortress Investment Group LLC, Class A	14,100	73,320
			361,540
	Food - (0.96%)
	Cal-Maine Foods, Inc.	2,378	63,659

	Investment Companies - (7.03%)
	American Capital Ltd.	5,864	18,941
	Apollo Investment Corp.	8,300	79,265
	Ares Capital Corp.	18,500	203,870
	Kohlberg Capital Corp.	16,500	99,495
	Prospect Capital Corp.	5,900	63,189
			464,760
	Miscellaneous Manufacturing - (0.93%)
	General Electric Co.	3,752	61,608

	Oil & Gas - (1.01%)
	BreitBurn Energy Partners LP	5,870	66,742

	Pharmaceuticals - (2.35%)
	Merck & Co., Inc.	2,500	79,075
	Pfizer, Inc.	4,600	76,130
			155,205
	Real Estate Investment Trust - (9.27%)
	Arbor Realty Trust, Inc.	4,600	13,064
	BioMed Realty Trust, Inc.	5,800	80,040
	Entertainment Properties Trust	2,705	92,349
	Hospitality Properties Trust	3,060	62,332
	iStar Financial, Inc.	3,400	10,336
	Medical Properties Trust, Inc.	12,000	93,720
	National Retail Properties, Inc.	3,800	81,586
	Public Storage	864	65,007
	Sovran Self Storage, Inc.	3,100	94,333
	Strategic Hotels & Resorts, Inc.	8,000	20,720
			613,487
	Transportation - (0.49%)
	Seaspan Corp.	3,620	32,399

	Trucking & Leasing - (1.61%)
	Aircastle Ltd. - PFIC	11,000	106,370

	TOTAL COMMON STOCK (Cost $2,972,222)		2,073,969

INVESTMENT COMPANIES - (0.45%)
	Highland Credit Strategies Fund	4,705	29,877
	TOTAL INVESTMENT COMPANIES (Cost $77,819)		29,877

CONVERTIBLE CORPORATE BONDS - (13.19%)		Principal	Value

	Commercial Services - (1.89%)
	Live Nation, Inc., 2.875%, 07/15/2027	$ 175,000	$ 124,906

	Electrical Components & Equipment - (2.08%)
	JA Solar Holdings Co, 4.50%, 05/15/2013	186,000	137,873

	Healthcare - Products & Services - (3.98%)
	Affymetrix Inc., 3.50%, 01/15/2038	201,000	161,805
	Nektar Therapeutics, 3.25%, 09/28/2012	112,000	101,640
			263,445
	Real Estate Investment Trust - (1.44%)
	Hospitality Properties Trust, 3.80%, 03/15/2027	100,000	95,000

	Semiconductors - (2.29%)
	Advanced Micro Devices, Inc., 6.00%, 05/01/2015	202,000	151,247

	Telecommunications - (1.51%)
	ADC Telecommunications, Inc., 1.5925%, 06/15/2013 *	126,000	99,855

	TOTAL CONVERTIBLE CORPORATE BONDS (Cost $693,020)		872,326

CORPORATE BONDS - (48.07%)

	Building Materials - (1.04%)
	US Concrete, Inc., 8.375%, 04/01/2014	106,000	68,900

	Commercial Services - (1.56%)
	H&E Equipment Services, Inc., 8.375%, 07/15/2016	113,000	103,395

	Diversified Finanicial Services - (12.95%)
	CIT Group, Inc., 4.75%, 12/15/2010	282,000	194,812
	Ford Motor Credit Co. LLC, 7.00%, 10/01/2013	193,000	181,152
	GMAC LLC, 7.25%, 03/02/2011	186,000	178,757
	Icahn Enterprises Finance Corp., 7.125%, 02/15/2013	121,000	116,462
	International Lease Finance Corp., 5.625%, 09/20/2013	243,000	185,139
			856,322
	Energy - Alternate Sources - (1.16%)
	Aventine Renewable Energy Holdings, Inc., 10.00%, 04/01/2017 **	142,000	76,680

	Holding Companies - Diversified - (2.10%)
	Capmark Financial Group, Inc., 7.875%, 05/10/2012	588,000	138,655

	Home Builders - (4.46%)
	K Hovnanian Enterprises, Inc., 11.50%, 05/01/2013	178,000	187,790
	M/I Homes, Inc., 6.875%, 04/01/2012	116,000	107,300
			295,090
	Lodging - (4.61%)
	MGM Mirage, 6.625%, 07/15/2015	93,000	71,843
	MGM Mirage, 7.625%, 01/15/2017	60,000	46,800
	Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 **	281,000	33,720
	Wynn Las Vegas LLC, 6.625%, 12/01/2014	160,000	152,400
			304,763
	Miscellaneous Manufacturing - (1.34%)
	American Railcar Industries, Inc., 7.50%, 03/01/2014	95,000	88,350

CORPORATE BONDS - (48.07%) (continued)		Principal	Value

	Oil & Gas - (6.60%)
	Allis-Chalmers Energy, Inc., 9.00%, 01/15/2014	$ 159,000	$ 129,585
	Brigham Exploration Co., 9.625%, 05/01/2014	134,000	118,590
	Clayton Williams Energy, Inc., 7.75%, 08/01/2013	69,000	59,340
	Dune Energy, Inc., 10.50%, 06/01/2012	230,000	128,800
			436,315
	Real Estate Investment Trust - (3.75%)
	iStar Financial, Inc., 0.65875%, 03/09/2010 ***	270,000	248,400

	Telecommunications - (7.08%)
	Cricket Communications, Inc., 9.375%, 11/01/2014	182,000	184,730
	Level 3 Financing, Inc., 9.25%, 11/01/2014	143,000	126,019
	MetroPCS Wireless, Inc., 9.25%, 11/01/2014	154,000	157,465
			468,214
	Transportation - (1.42%)
	PHI Inc., 7.125%, 04/15/2013	100,000	93,875

	TOTAL CORPORATE BONDS (Cost $3,419,392)		3,178,959

SHORT-TERM INVESTMENTS - (5.73%)		Shares	Value

	Fidelity Institutional Money Market Fund Class I, 0.46% ****	379,192	$ 379,192
	TOTAL SHORT-TERM INVESTMENTS - (Cost $379,192)		379,192

TOTAL INVESTMENTS (Cost $7,541,645) - 98.80%			$ 6,534,323

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.20%			79,364

NET ASSETS - 100.00%			$ 6,613,687

*	Rate shown represents the rate at September 30, 2009, is subject to change and resets semi-annually.
**	Represents issuer in default on interest payment; non-income producing security.
***	Rate shown represents the rate at September 30, 2009, is subject to change and resets quarterly.
****	Rate shown represents the rate at September 30, 2009, is subject to change and resets daily.
ADR	American Depository Receipt
PFIC	Passive Foreign Investment Company

As of September 30, 2009, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

	Country of Issuer	Percentage

	Cayman Islands	2.08%
	Hong Kong	0.49%
	Spain	1.29%
	United States	89.21%
	Total Debt and Equity Holdings	93.07%
	Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2009.

The accompanying notes are an integral part of this schedule of investments.

CATALYST FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2009 (Unaudited)

(1) INVESTMENT VALUATION

The net asset value per share of the Catalyst Value Fund (“Value Fund”), Catalyst High Income Fund (“High Income Fund”) and Catalyst Total Return Fund (“Total Return Fund”) (each a “Fund” and collectively, the “Funds”) are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by Catalyst Capital Advisors LLC (the “Manager”), the Funds’ investment manager, using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" (“SFAS 157”) establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Funds upon selling an asset or paid by the Funds to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

CATALYST FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of September 30, 2009:

		High Income	Total Return
Security Classification (a)	Value Fund	Fund	Fund
Level 1
Common Stock (b)	$ 18,108,324	$ -	$ 2,073,969
Preferred Stock (b)	374,969	-	-
Investment Companies	-	-	29,877
Total Level 1	$ 18,483,293	$ -	$ 2,103,846

Level 2
Convertible Corporate Bonds	$ -	$ 8,108,048	$ 872,326
Corporate Bonds	-	31,979,941	3,178,959
Short-Term Investments	2,680,600	3,421,432	379,192
Total Level 2	$ 2,680,600	$ 43,509,421	$ 4,430,477

Level 3	$ -	$ -	$ -

Total Investments	$ 21,163,893	$ 43,509,421	$ 6,534,323

(a) As of and during the period ended September 30, 2009, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b) All common and preferred stocks held by the Funds are Level 1 securities. For a detailed break-out of common and preferred stocks by major industry classification, please refer to the Schedules of Investments.

During the period ended September 30, 2009, no securities were fair valued.

CATALYST FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2009 (Unaudited)

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (“FSP 157-4”).  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  The guidance provided by FSP 157-4 did not have an impact on the Funds’ approach to valuing financial assets.

(2) TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at September 30, 2009 for each Fund were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Value Fund	$ 18,955,824	$ 3,804,168	$ (1,596,099)	$ 2,208,069
High Income Fund	40,651,337	5,020,999	(2,162,915)	2,858,084
Total Return Fund	7,541,645	439,090	(1,446,412)	(1,007,322)

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales for the High Income Fund.

CATALYST FUNDS
LISTED PRIVATE EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCK (97.64%)

BERMUDA (3.68%)
Lazard Ltd.	7,510	$ 310,238

FRANCE (9.27%)
Altamir Amboise	58,550	458,399
Eurazeo	4,950	323,509
		781,908

GERMANY (5.23%)
Deutsche Beteiligungs AG	18,650	441,591

GREAT BRITAIN (19.13%)
3i Group Plc.	86,785	400,238
Candover Investments Plc.	36,800	334,020
Electra Private Equity Plc. *	16,575	324,199
Intermediate Capital Group Plc.	78,125	373,158
Pantheon International Participations Plc. *	29,000	182,588
		1,614,203

GUERNSEY (9.54%)
KKR & Co. (Guernsey), LP *	68,650	641,878
NB Private Equity Partners *	29,000	163,125
		805,003

HONG KONG (3.12%)
China Merchants China Direct Investments Ltd. *	126,000	263,377

ISRAEL (2.90%)
Africa Israel Investments Ltd.	11,700	139,356
Israel Corp. Ltd. *	175	105,380
		244,736

SWEDEN (9.45%)
Investor AB - B Shares	25,350	462,737
Ratos AB - B Shares	13,960	334,426
		797,163

SWITZERLAND (5.77%)
Partners Group Holding AG	3,995	487,327

COMMON STOCK (97.64%) (continued)

UNITED STATES (29.55%)
Apollo Investment Corp.	36,975	$ 353,111
Blackstone Group, LP	36,750	521,850
Evercore Partners, Inc.	12,500	365,250
Fortress Investment Group LLC *	106,650	554,580
Internet Capital Group, Inc. *	8,000	66,880
Leucadia National Corp.	12,330	304,798
Safeguard Scientifics, Inc. *	14,903	163,486
SVB Financial Group *	3,785	163,777
		2,493,732

TOTAL COMMON STOCK (Cost $6,887,881)		8,239,278

SHORT TERM INVESTMENTS (3.55%)
Fidelity Institutional Money Market Fund Class I, 0.46% **	299,119	299,119
TOTAL SHORT TERM INVESTMENTS (Cost $299,119)		299,119

TOTAL INVESTMENTS (Cost $7,187,000) - 101.19%		$ 8,538,397

LIABILITIES IN EXCESS OF OTHER ASSETS , NET - (1.19%)		(100,106)

NET ASSETS - 100%		$ 8,438,291

* Non-income producing security.
** Rate shown represents the rate at September 30, 2009, is subject to change and resets daily.

The industry breakdown of the Fund's common stock as of September 30, 2009 as a percentage of total net assets is as follows:

Industry Category	Percentage

Banks	1.94%
Closed-end Funds	11.90%
Diversified Financial Services	38.57%
Diversified Holding Companies	3.61%
Internet	2.73%
Investment Companies	21.83%
Real Estate	1.65%
Venture Capital	15.41%
Total Common Stock	97.64%

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS

LISTED PRIVATE EQUITY PLUS FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

(1) INVESTMENT VALUATION

The net asset value per share of the Listed Private Equity Plus Fund (the "Private Equity Fund") is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by Vista Research and Management, LLC (the "Manager") using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157") establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  The Fund does not believe adoption of SFAS No. 157 has made a material impact on the Fund’s financial statements.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

SFAS No. 157 – Summary of Fair Value Exposure at September 30, 2009

CATALYST FUNDS

LISTED PRIVATE EQUITY PLUS FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2009:

Security Classification (a)	Private Equity Fund
Level 1
Common Stock (b)	$ 8,239,278
Total Level 1	$ 8,239,278

Level 2
Short-Term Investments	$ 299,119
Total Level 2	$ 299,119

Level 3	$ -

Total Investments	$ 8,538,397

CATALYST FUNDS

LISTED PRIVATE EQUITY PLUS FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

(a) As of and during the period ended September 30, 2009, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b) All common stocks held by the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

During the period ended September 30, 2009, no securities were fair valued.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (“FSP 157-4”).  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  The guidance provided by FSP 157-4 did not have an impact on the Fund’s approach to valuing financial assets.

(2) TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments at September 30, 2009 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 7,234,534	$1,476,266	$ (172,403)	$ 1,303,863

The difference between book basis and tax-basis unrealized appreciation at September 30, 2009 is attributable primarily to the tax deferral of losses on wash sales.

CATALYST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

COMMON STOCK - (8.19%)	Shares	Value

AEROSPACE & DEFENSE - (0.30%)
Argon ST, Inc. [a]	404	$ 7,696
Triumph Group, Inc.	163	7,822
		15,518
AGRICULTURE - (0.39%)
Andersons, Inc.	230	8,096
Bunge Ltd.	194	12,146
		20,242
AIRLINES - (0.07%)
Republic Airways Holdings, Inc. [a]	410	3,825

APPAREL - (0.21%)
Coach, Inc. [a]	336	11,061

BANKS - (0.17%)
Banco Bilbao Vizcaya Argentaria SA ADR	300	5,352
National Penn Bancshares, Inc.	565	3,452
		8,804
BEVERAGES - (0.19%)
Hansen Natural Corp. [a]	268	9,846

BUILDING MATERIALS- (0.31%)
Cemex SAB de CV ADR [a]	1,162	15,013
NCI Building Systems, Inc. [a]	298	954
		15,967
COMMERCIAL SERVICES - (0.80%)
Corporate Executive Board Co.	36	896
Kelly Services, Inc.	485	5,965
Kenexa Corp. [a]	874	11,782
MPS Group, Inc. [a]	896	9,426
Pre-Paid Legal Services, Inc. [a]	177	8,992
Standard Parking Corp. [a]	274	4,792
		41,853
DIVERSIFIED FINANCIAL SERVICES - (0.05%)
Federal Agricultural Mortgage Corp.	330	2,475

ELECTRICAL EQUIPMENT - (0.16%)
Insteel Industries, Inc.	681	8,138

ELECTRONICS - (0.16%)
Koninklijke Philips Electronics NV ADR	342	8,331

HEALTHCARE - PRODUCTS - (0.15%)
Hologic, Inc. [a]	494	8,072

INSURANCE - (0.29%)
ACE Ltd.	131	7,003
PartnerRe Ltd.	106	8,156
		15,159
INTERNET - (0.93%)
F5 Networks, Inc. [a]	381	15,099
PC-Tel, Inc.	1,089	6,806
United Online, Inc.	850	6,834
Valueclick, Inc. [a]	927	12,227
VeriSign, Inc. [a]	308	7,297
		48,263
METAL FABRICATE - (0.24%)
NN, Inc.	2,704	12,547

CATALYST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

COMMON STOCK - (8.19%) (Continued)	Shares	Value

MINING - (0.06%)
Teck Resources Ltd. - Class B	110	$ 3,033

MISCELLANEOUS MANUFACTURING - (0.27%)
John Bean Technologies Corp.	768	13,955

OIL & GAS - (0.66%)
BP PLC ADR	119	6,334
Royal Dutch Shell PLC ADR	150	8,579
Repsol YPF SA ADR	362	9,832
Stone Energy Corp. [a]	122	1,990
Swift Energy Co. [a]	316	7,483
		34,218
REAL ESTATE - (0.20%)
Jones Lang LaSalle, Inc.	220	10,421

RETAIL - (1.12%)
Best Buy Co., Inc.	252	9,455
Big Lots, Inc. [a]	341	8,532
Gap, Inc.	482	10,315
Williams-Sonoma, Inc.	667	13,493
Wet Seal, Inc. [a]	2,268	8,573
Yum! Brands, Inc.	232	7,832
		58,200
SEMICONDUCTORS - (0.33%)
Linear Technology Corp.	286	7,902
QLogic Corp. [a]	534	9,185
		17,087
SOFTWARE - (0.70%)
Adobe Systems, Inc. [a]	284	9,383
Ebix, Inc. [a]	244	13,508
SYNNEX Corp. [a]	437	13,320
		36,211
TELECOMMUNICATIONS - (0.31%)
ADC Telecommunications, Inc. [a]	874	7,289
Telecom Corp. of New Zealand Ltd. ADR	951	9,111
		16,400
TOYS, GAMES & HOBBIES - (0.12%)
Hasbro, Inc.	224	6,216

TOTAL COMMON STOCK (Cost $284,477)		425,842

CORPORATE BONDS - (6.10%)	Principal	Value

ADVERTISING - (0.49%)
Affinion Group, Inc., 11.50%, 10/15/2015	$ 25,000	$ 25,687

BANKS - (0.29%)
Banco Hipotecario SA, 9.75%, 04/27/2016	20,000	15,200

CHEMICALS - (0.33%)
Lyondell Chemical Worldwide, Inc., 9.80%, 02/01/2020 [b]	25,000	16,875

COMMERCIAL SERVICES - (0.75%)
Ahern Rentals, Inc., 9.25%, 08/15/2013	25,000	13,000
Hertz Corp., 10.50%, 01/01/2016	25,000	26,000
		39,000

CATALYST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

CORPORATE BONDS - (6.10%) (Continued)	Principal	Value

COMPUTERS - (0.42%)
Unisys Corp., 12.50%, 01/15/2016	$ 25,000	$ 21,625

DIVERSIFIED FINANCIAL SERVICES - (1.66%)
Nuveen Investments, Inc., 10.50%, 11/15/2015 [c]	100,000	86,500

ELECTRICAL EQUIPMENT - (0.46%)
Coleman Cable, Inc., 9.875%, 10/01/2012	25,000	24,000

ELECTRONICS - (0.45%)
Stoneridge, Inc., 11.50%, 05/01/2012	25,000	23,188

ENERGY - ALTERNATE SOURCES - (0.36%)
Aventine Renewable Energy Holdings, Inc., 10.00%, 04/01/2017 [b]	35,000	18,900

HOME BUILDERS - (0.51%)
Beazer Homes USA, Inc., 8.125%, 06/15/2016	35,000	26,600

OFFICE EQUIPTMENT - (0.38%)
IKON Office Solutions, Inc., 7.30%, 11/01/2027	20,000	19,850

TOTAL CORPORATE BONDS (Cost $329,786)		317,425

	Shares	Value
UNIT INVESTMENT TRUSTS - (89.08%)
America First Absolute Return Portfolio, Series 1 [d]	111,661	1,282,594
America First Absolute Return Portfolio, Series 2 [a,d]	149,820	1,549,528
America First Defensive Growth Portfolio, Series 4 [a,d]	37,554	538,190
America First Defensive Growth Portfolio, Series 5 [a,d]	38,594	418,398
America First Income Trends Portfolio, Series 2 [d]	40,469	459,323
America First Income Trends Portfolio, Series 3 [d]	15,760	165,666
America First Income Trends Portfolio, Series 4 [d]	21,475	220,785
TOTAL UNIT INVESTMENT TRUSTS (Cost $4,097,490)		4,634,484

SHORT-TERM INVESTMENTS - (8.75%)
Fidelity Institutional Money Market Fund Class I, 0.46% [e]	455,324	455,324
TOTAL SHORT-TERM INVESTMENTS (Cost $455,324)		455,324

TOTAL INVESTMENTS (Cost $5,167,077) - 112.12%		$ 5,833,075

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (12.12)%		(630,626)

NET ASSETS - 100%		$ 5,202,449

[a] Non-income producing security.
[b] Represents issuer in default on interest payment; non-interest producing security.

[c] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

[d] Affiliated company. The aggregate fair value of all securities of affiliated companies held in the Fund as of September 30, 2009 amounted to $4,634,484 representing 89.08% of net assets.
[e] Rate shown represents the rate at September 30, 2009, is subject to change and resets daily.

ADR - American Depositary Receipts

The accompanying notes are an integral part of this schedule of investments.

CATALYST FUNDS

AMERICA FIRST QUANTITATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

(1)

INVESTMENT VALUATION

Investment Valuation - The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) U.S. Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects the value, assets are valued at their fair value as determined by America First Capital Management, LLC (the "Manager") using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The net asset values per unit of the UIT is determined as of the close of regular trading on the NYSE on each day when the NYSE is open for trading.  The UIT generally determines the value of securities using the last sale price for securities traded on a national securities exchange.  In some cases the UIT will price a security based on its fair value after considering appropriate factors relevant to the value of the security.  The UIT will only do this if a security is not principally traded on a national securities exchange or if the market quotes are unavailable or inappropriate.

Statement on Financial Accounting Standards No. 157 "Fair Value Measurements"("SFAS 157") establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

CATALYST FUNDS

AMERICA FIRST QUANTITATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s consolidated investments, used to value the Fund’s net assets as of September 30, 2009:

Security classifications: (a)	Value	Level 1	Level 2
Common Stock (b)	$ 425,842	$ 425,842	$ -
Corporate Bonds	317,425	-	317,425
Unit Investment Trusts	4,634,484	-	4,634,484
Short-Term Investments	455,324	-	455,324
Total	$ 5,833,075	$ 425,842	$ 5,407,233

(a)

As of and during the period ending September 30, 2009, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)

All common stocks held in the Fund are Level 1 securities.  For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

During the period ended September 30, 2009, no securities were fair valued.

Financial Accounting Standards Board Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4")  provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  The guidance provided by FSP 157-4 did not have an impact on the Fund’s approach to valuing financial assets.

Basis of Consolidation - The accompanying Consolidated Schedule of Investments include the securities of the Fund consolidated with the securities of all of its affiliates in which the Fund holds a controlling financial interest as of the statement date (i.e. the UIT). Normally a controlling financial interest reflects ownership of a majority of the voting interests. Intercompany accounts and transactions have been eliminated.

 (2)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments at September 30, 2009 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
America First Quantitative Strategies Fund	$5,095,758	$633,867	$(31,832)	$602,035
America First Growth Portfolio, Series 2	281,230	141,580	-	141,580

CATALYST FUNDS

AMERICA FIRST QUANTITATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

(3)

TRANSACTIONS IN SHARES OF AFFILIATES

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in the company being considered an affiliated company, as defined in the 1940 Act.  The aggregate market value of all securities of affiliated companies held in the Fund as of September 30, 2009 amounted to $4,634,484 representing 89.08% of net assets.  Transactions in the Fund during the period from July 1, 2009 through September 30, 2009 in which the issuer was an "affiliated person" are as follows:

	America First Absolute Return Portfolio Series 1	America First Absolute Return Portfolio Series 2	America First Income Trends Portfolio Series 2	America First Income Trends Portfolio Series 3
June 30, 2009
Shares	111,661	-	40,469	10,736
Cost	$1,100,075	$-	$387,393	$104,998
Gross Additions
Shares	-	149,820	-	5,024
Cost	$-	$1,500,156	$-	$50,045
Gross Deductions
Shares	-	-	-	-
Cost	$(28,574)	$-	$-	$-
September 30, 2009
Shares	111,661	149,820	40,469	15,760
Cost	$1,071,501	$1,500,156	$387,393	$155,043
Market Value	$1,282,594	$1,549,528	$459,323	$165,666
Realized gain (loss)	$-	$-	$-	$-
Investment income	$15,074	$-	$8,280	$2,380

	America First Income Trends Portfolio Series 4	America First Defensive Growth Portfolio Series 3	America First Defensive Growth Portfolio Series 4	America First Defensive Growth Portfolio Series 5
June 30, 2009
Shares	-	30,122	37,554	-
Cost	$-	$260,123	$393,173	$-
Gross Additions
Shares	21,475	-	-	38,594
Cost	$210,070	$-	$-	$380,154
Gross Deductions
Shares	-	(30,122)	-	-
Cost	$-	$(260,123)	$-	$-
September 30, 2009
Shares	21,475	-	37,554	38,594
Cost	$210,070	$-	$393,173	$380,154
Market Value	$220,785	$-	$538,190	$418,398
Realized gain (loss)	$-	$214,556	$-	$-
Investment income	$769	$-	$-	$-

	Totals
June 30, 2009
Shares	230,542
Cost	2,245,762
Gross Additions
Shares	214,913
Cost	$2,140,425
Gross Deductions
Shares	(30,122)
Cost	$(288,697)
September 30, 2009
Shares	415,333
Cost	$4,097,490
Market Value	$4,634,484
Realized gain (loss)	$214,556
Investment income	$26,503

(4)

UNDERLYING FUND STRATEGY RISK

Each unit investment trust, including the UIT, is subject to specific risks, depending on the nature of the unit investment trust.  These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities. Additionally, unit investment trusts may be subject to greater liquidity risk than other types of funds if the trust were unable to liquidate its portfolio securities to meet redemption requests at prices at or near those used to calculate the trust’s net asset value.

CATALYST FUNDS
EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

COMMON STOCKS - (95.49%)	Shares	Value

Auto Parts & Equipment - (5.57%)
ATC Technology Corp. *	1,600	$ 31,616
Cooper Tire & Rubber Co.	2,800	49,224
Exide Technologies *	7,300	58,181
		139,021

Biotechnology - (3.33%)
AMAG Pharmaceuticals, Inc. *	1,900	82,992

Chemicals - (7.17%)
Albemarle Corp.	1,500	51,900
Lubrizol Corp.	1,000	71,460
RPM International, Inc.	3,000	55,470
		178,830

Coal - (1.83%)
Alpha Natural Resources, Inc. *	1,300	45,630

Commercial Services - (6.46%)
Macquarie Infrastructure Co. LLC	7,300	65,773
R.R. Donnelley & Sons Co.	2,500	53,150
TrueBlue, Inc. *	3,000	42,210
		161,133

Computers - (6.63%)
NetApp, Inc. *	2,300	61,364
Seagate Technology	4,200	63,882
Western Digital Corp. *	1,100	40,183
		165,429

Diversified Financial Services - (1.92%)
Knight Capital Group, Inc. *	2,200	47,850

Forest Products & Paper - (2.28%)
Buckeye Technologies, Inc. *	5,300	56,869

Healthcare Products - (1.78%)
Kinetic Concepts, Inc. *	1,200	44,376

COMMON STOCKS - (95.49%) (continued)	Shares	Value

Home Builders - (4.26%)
D.R. Horton, Inc.	4,700	$ 53,627
Meritage Homes Corp. *	2,600	52,780
		106,407
Household Products - (4.26%)
Standard Register Co.	9,000	52,920
Summer Infant, Inc. *	10,700	53,286
		106,206

Iron & Steel - (4.95%)
Steel Dynamics, Inc.	3,200	49,088
Ternium SA ADR *	2,800	74,480
		123,568

Mining - (1.92%)
Freeport-McMoRan Copper & Gold, Inc. *	700	48,027

Miscellaneous Manufacturing - (2.05%)
Illinois Tool Works, Inc.	1,200	51,252

Oil & Gas - (9.76%)
Cal Dive International, Inc. *	5,500	54,395
Cameron International Corp. *	1,600	60,512
Noble Corp.	1,000	37,960
Transocean Ltd. *	600	51,318
Weatherford International Ltd. *	1,900	39,387
		243,572

Pharmaceuticals - (4.87%)
Allos Therapeutics, Inc. *	1,700	12,325
Cephalon, Inc. *	400	23,296
Inspire Pharmaceuticals, Inc. *	8,900	46,458
Rigel Pharmaceuticals, Inc. *	4,800	39,360
		121,439

Pipelines - (3.69%)
Kinder Morgan Management, LLC *	1,172	55,495
ONEOK, Inc.	1,000	36,620
		92,115

COMMON STOCKS - (95.49%) (continued)	Shares	Value

Real Estate Investment Trusts - (5.09%)
Annaly Capital Management, Inc.	2,400	$ 43,536
Hatteras Financial Corp.	1,400	41,972
MFA Financial, Inc.	5,200	41,392
		126,900

Savings & Loans - (1.98%)
First Niagara Financial Group, Inc.	4,000	49,320

Semiconductors - (8.24%)
Amkor Technology, Inc. *	7,600	52,288
Applied Materials, Inc.	3,200	42,880
Lam Research Corp. *	1,700	58,072
Micron Technology, Inc. *	6,400	52,480
		205,720

Transportation - (1.56%)
Ryder System, Inc.	1,000	39,060

Trucking & Leasing - (3.32%)
Aircastle Ltd.	4,100	39,647
Babcock & Brown Air Ltd. ADR	4,500	43,200
		82,847

Water - (2.57%)
Cascal NV	10,200	64,260

TOTAL COMMON STOCKS (Cost $2,143,239)		2,382,823

SHORT-TERM INVESTMENT - (17.70%)
Fidelity Institutional Money Market Fund Class I, 0.46% **	441,550	441,550
TOTAL SHORT-TERM INVESTMENT - (Cost $441,550)		441,550

TOTAL INVESTMENTS (Cost $2,584,789) - 113.19%		$ 2,824,373

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (13.19%)		(329,111)

NET ASSETS - 100.00%		$ 2,495,262

* Non-income producing security.
** Rate shown represents the rate at September 30, 2009, is subject to change and resets daily.
ADR - American Depositary Receipt

The accompanying notes are an integral part of this schedule of investments.

CATALYST FUNDS

EVENTIDE GILEAD FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

(1)

INVESTMENT VALUATION

The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by Eventide Asset Management, LLC (the "Manager") using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157") establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  The Fund does not believe adoption of SFAS 157 has made a material impact on the Fund’s financial statements.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

CATALYST FUNDS

EVENTIDE GILEAD FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Funds’ net assets as of September 30, 2009:

	Security Classifications(a):	Value	Level 1 – Quoted prices in active markets for identical assets	Level 2 – Significant other observable inputs	Level 3 – Significant unobservable inputs
Eventide Gilead Fund	Common Stocks(b)	$ 2,382,823	$ 2,382,823	$ –	$ –
	Short-Term Investments	441,550	–	441,550	–
	Total	$ 2,824,373	$ 2,382,823	$ 441,550	$ –

(a) As of and during the period ended September 30, 2009, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b) All common stocks held by the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

During the period ended September 30, 2009, no securities were fair valued.

Financial Accounting Standards Board Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"), provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  The guidance provided by FSP 157-4 did not have an impact on the Fund’s approach to valuing financial assets.

(2)

ACCOUNTING FOR OPTIONS

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely.   The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as "straddles," "collars" or "spreads") or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset.  Each day the option contract is valued in accordance with the procedures for security valuation discussed above.  When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated.  When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid.  When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for under SFAS 133 and their effect on the Fund’s financial position, performance and cash flows.

CATALYST FUNDS

EVENTIDE GILEAD FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Details of the disclosures are as follows for the three month period ended September 30, 2009:

Derivatives not accounted for as hedging instruments under SFAS 133	Location of Gain (Loss) on Derivatives recognized in income	Realized Gain (Loss) on Derivatives recognized in income
Call options purchased	Net realized loss on investments	$ (9,061)
Put options purchased	Net realized loss on investments	(39,540)
Totals		$ (48,601)

(3)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(4)

SHORT SALES

The Fund may sell securities short.  A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities.  To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.  The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities that have been sold.

(5)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned , gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at September 30, 2009 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 2,597,201	$ 275,125	$ (47,953)	$ 227,172

The difference between book basis and tax-basis net unrealized appreciation at September 30, 2009 is attributable primarily to the tax deferral of losses on wash sales.

COMPASS EMP MUTUAL FUNDS
COMPASS EMP CONSERVATIVE TO MODERATE FUND
SCHEDULE OF INVESTMENTS - September 30, 2009 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (94.87%)

Commodity Funds - (5.45%)
PowerShares DB Commodity Index Tracking Fund *	58,756	$ 1,296,157

Currency Funds - (5.52%)
PowerShares DB G10 Currency Harvest Fund *	57,083	1,312,909

Debt Funds - (47.09%)
iShares Barclays Aggregate Bond Fund	52,314	5,488,785
PowerShares Preferred Portfolio	116,941	1,582,212
SPDR Barclays Capital International Treasury Bond ETF *	37,936	2,216,600
Vanguard Total Bond Market ETF	24,122	1,917,699
		11,205,296
Equity Funds - (36.81%)
iShares Cohen & Steers Realty Majors Index Fund	24,135	1,173,444
iShares MSCI EAFE Index Fund	2,423	132,538
iShares MSCI Emerging Markets Index Fund	1,022	39,766
iShares Russell 2000 Index Fund	851	51,256
iShares S&P U.S. Preferred Stock Index Fund	11,576	419,861
PowerShares Dynamic Developed International Opportunities Portfolio	76,717	1,214,430
PowerShares Dynamic Market Portfolio	29,973	1,077,230
PowerShares FTSE RAFI Emerging Markets Portfolio	18,597	398,348
PowerShares FTSE RAFI US 1000 Portfolio	22,629	1,064,242
PowerShares S&P 500 BuyWrite Portfolio	64,447	1,287,651
PowerShares Zacks Small Cap Portfolio	21,781	371,802
SPDR Dow Jones International Real Estate ETF	662	23,567
SPDR S&P 500 ETF	1,883	198,769
WisdomTree DEFA Fund	19,563	901,659
WisdomTree International Real Estate Fund	14,239	405,954
		8,760,517

TOTAL EXCHANGE-TRADED FUNDS (Cost $19,213,808)		22,574,879

SHORT-TERM INVESTMENTS - (5.02%)
Fidelity Institutional Money Market Portfolio - 0.37% **	1,193,600	1,193,600
TOTAL SHORT-TERM INVESTMENTS (Cost $1,193,600)		1,193,600

Total Investments (Cost $20,407,408) - 99.89%		$ 23,768,479

Other Assets Less Liabilities, Net - 0.11%		26,833

Net Assets - 100%		$ 23,795,312

* Non-income producing security.
** Rate shown represents the rate at September 30, 2009, is subject to change and resets daily.

The accompanying notes are an integral part of this schedule of investments.

COMPASS EMP MUTUAL FUNDS
COMPASS EMP LONG-TERM GROWTH FUND
SCHEDULE OF INVESTMENTS - September 30, 2009 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (96.24%)

Commodity Funds - (13.42%)
PowerShares DB Commodity Index Tracking Fund *	82,148	$ 1,812,185

Currency Funds - (13.14%)
PowerShares DB G10 Currency Harvest Fund *	77,120	1,773,760

Equity Funds - (69.68%)
iShares Cohen & Steers Realty Majors Index Fund	15,035	731,002
iShares Dow Jones US Real Estate Index Fund	1,802	76,873
iShares MSCI EAFE Index Fund	10,062	550,391
iShares MSCI Emerging Markets Index Fund	2,589	100,738
iShares Russell 2000 Index Fund	2,148	129,374
PowerShares Dynamic Developed International Opportunities Portfolio	90,755	1,436,652
PowerShares Dynamic Market Portfolio	35,018	1,258,547
PowerShares FTSE RAFI Emerging Markets Portfolio	22,535	482,700
PowerShares FTSE RAFI US 1000 Portfolio	10,469	492,357
PowerShares S&P 500 BuyWrite Portfolio	87,749	1,753,225
PowerShares Zacks Small Cap Portfolio	26,401	450,665
SPDR Dow Jones International Real Estate ETF	3,341	118,940
SPDR S&P 500 ETF	4,531	478,292
WisdomTree DEFA Fund	19,084	879,581
WisdomTree International Real Estate Fund	16,523	471,071
		9,410,408

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,942,721)		12,996,353

SHORT-TERM INVESTMENTS - (4.32%)
Fidelity Institutional Money Market Portfolio - 0.37% **	583,918	583,918
TOTAL SHORT-TERM INVESTMENTS - (Cost $583,918)		583,918

Total Investments (Cost $11,526,639) - 100.56%		$ 13,580,271

Liabilities in Excess of Other Assets, Net - (0.56%)		(75,459)

Net Assets - 100%		$ 13,504,812

* Non-income producing security.
** Rate shown represents the rate at September 30, 2009, is subject to change and resets daily.

The accompanying notes are an integral part of this schedule of investments.

COMPASS EMP MUTUAL FUNDS

COMPASS EMP CONSERVATIVE TO MODERATE FUND

COMPASS EMP LONG-TERM GROWTH FUND

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2009 (Unaudited)

INVESTMENT VALUATION

The net asset value per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by Compass Advisory Group, LLC (the "Manager"), the Funds’ investment manager, using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157") establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Funds upon selling an asset or paid by the Funds to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are  inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

COMPASS EMP MUTUAL FUNDS

COMPASS EMP CONSERVATIVE TO MODERATE FUND

COMPASS EMP LONG-TERM GROWTH FUND

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2009 (Unaudited)

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of September 30, 2009:

	Conservative to	Long-Term
Security Classification(a)	Moderate Fund	Growth Fund
Level 1 – Exchange-Traded Funds	$ 22,574,879	$ 12,996,353
Level 2 – Short-Term Investments	1,193,600	583,918
Totals	$ 23,768,479	$ 13,580,271

(a)

As of and during the period ending September 30, 2009, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

During the period ended September 30, 2009, no securities were fair valued.

In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4").  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  The guidance provided by FSP 157-4 did not have an impact on the Funds’ approach to valuing financial assets.

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at September 30, 2009 for each Fund were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Conservative to Moderate Fund	$ 20,407,408	$ 3,371,083	$ (10,012)	$ 3,361,071
Long-Term Growth Fund	11,526,639	2,085,952	(32,320)	2,053,632

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Catalyst Funds

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	November 24, 2009

By:	/s/ David F. Ganley
Name:	David F. Ganley
Title:	Treasurer
Date:	November 24, 2009